OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

NOTE 10  -        OTHER CURRENT LIABILITIES

Composition:

	US dollars
	December 31,
(in thousands)	2015	2014

Accrued expenses	7,439	7,919
Accrued payroll and related taxes	4,255	5,692
Government institutions	5,742	6,009
Related party	2	98
Accrued dividend	3,128	4,639
Others	1,184	896
	21,750	25,253